Share capital	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Share capital
4.5 Share capital
The share capital amounts to CHF 33.5 million and is divided into 299,998,125 registered shares with a nominal value of CHF 0.10 each (the "Class A Shares") and in 345,437,500 registered voting rights shares with a nominal value of CHF 0.01 each (the "Class B Shares"). The share capital is paid in at 100%.

	Class A Shares	Class B Shares

Shares issued and outstanding as of January 1, 2023	281,976,387	345,437,500
Sale of treasury shares related to share-based compensation	1,476,316	—
Purchase of treasury shares	(17,951)	—
Shares issued and outstanding as of June 30, 2022(1)	283,434,752	345,437,500

Awards granted under various incentive plans not yet exercised or distributed at June 30, 2022(2)	1,019,799	—
Awards granted under various incentive plans with dilutive effects at June 30, 2023	3,356,768	11,792,673

(1)    As of June 30, 2023 there were 16,563,373 treasury shares held by On (December 31, 2022: 18,021,738).
(2)    These awards require little or no further consideration to be exercised, and as such, have been included in the weighted average number of ordinary shares outstanding used to calculate basic EPS at June 30, 2023.